Expense Example - Class A	Apr. 30, 2025 USD ($)
Allspring Emerging Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,117
Allspring Large Cap Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	822
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	1,547
Allspring Small Company Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	963
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,092
Allspring Small Company Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	$ 2,018